Other Information - Commitments Liberty Global UK (Details) - VMO2				7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021	May 07, 2020	Dec. 31, 2021	Dec. 31, 2024
Commitments [Line Items]
Proportion of ownership interest in joint venture	50.00%			50.00%	50.00%
Minimum
Commitments [Line Items]
Service agreement, transitional services, term				7 months
Service agreement, ongoing services, term				2 years
Maximum
Commitments [Line Items]
Service agreement, transitional services, term				24 months
Transitional services, extension term				40 months
Service agreement, ongoing services, term				6 years
Telefónica O2 Holdings Ltd. Holding company
Commitments [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Liberty Global
Commitments [Line Items]
Proportion of ownership interest in joint venture			50.00%